CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	IPO	Redeemable Convertible Preferred Stock	Common Stock	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Deficit
Temporary Equity,Balance at Dec. 31, 2017			$ 360,165
Temporary Equity, Balance,shares at Dec. 31, 2017			50,545,260
Issuance of Series G redeemable convertible preferred stock, net of issuance costs			$ 145,899
Issuance of Series G redeemable convertible preferred stock, net of issuance costs, shares			16,280,040
Temporary equity, Accretion of redeemable convertible	$ 13,000		$ 13,036
Temporary Equity,Balance at Dec. 31, 2018	$ 519,100		$ 519,100
Temporary Equity, Balance, shares at Dec. 31, 2018	66,825,300		66,825,300
Balance at Dec. 31, 2017	$ (201,499)			$ 8				$ (201,507)
Balance (in shares) at Dec. 31, 2017				8,522,110
Cumulative effect of accounting change-revenue recognition	1,658							1,658
Stock-based compensation	1,158					$ 1,158
Exercise of stock options	$ 31					31
Exercise of stock options (in shares)	12,502			12,502
Vesting of restricted stock awards				36,774
Accretion of redeemable convertible preferred stock	$ (13,036)					(1,189)		(11,847)
Net loss	(85,178)							(85,178)
Balance at Dec. 31, 2018	(296,866)			$ 8				(296,874)
Balance (in shares) at Dec. 31, 2018				8,571,386
Temporary equity, Accretion of redeemable convertible			$ 17,964
Temporary Equity,Balance at Mar. 31, 2019			$ 537,064
Temporary Equity, Balance, shares at Mar. 31, 2019			66,825,300
Stock-based compensation	869					869
Exercise of stock options	347					347
Exercise of stock options (in shares)				101,950
Repurchase of common stock	(542)					(1,216)		674
Repurchase of common stock (in shares)				(93,186)
Accretion of redeemable convertible preferred stock	(17,964)							(17,964)
Net loss	(27,139)							(27,139)
Balance at Mar. 31, 2019	(341,295)			$ 8				(341,303)
Balance (in shares) at Mar. 31, 2019				8,580,150
Temporary Equity,Balance at Dec. 31, 2018	$ 519,100		$ 519,100
Temporary Equity, Balance,shares at Dec. 31, 2018	66,825,300		66,825,300
Temporary Equity,Balance at Jun. 30, 2019			$ 562,943
Temporary Equity, Balance, shares at Jun. 30, 2019			66,825,300
Balance at Dec. 31, 2018	$ (296,866)			$ 8				(296,874)
Balance (in shares) at Dec. 31, 2018				8,571,386
Net loss	(60,479)
Balance at Jun. 30, 2019	(399,847)			$ 8				(399,855)
Balance (in shares) at Jun. 30, 2019				8,580,150
Temporary Equity,Balance at Dec. 31, 2018	$ 519,100		$ 519,100
Temporary Equity, Balance,shares at Dec. 31, 2018	66,825,300		66,825,300
Issuance of Series H redeemable convertible preferred stock, net of issuance costs			$ 222,482
Issuance of Series H redeemable convertible preferred stock, net of issuance costs, shares			16,743,328
Temporary equity, Accretion of redeemable convertible	$ 132,800		$ 132,750
Temporary Equity,Balance at Dec. 31, 2019	$ 874,332		$ 874,332
Temporary Equity, Balance, shares at Dec. 31, 2019	83,568,628		83,568,628
Balance at Dec. 31, 2018	$ (296,866)			$ 8				(296,874)
Balance (in shares) at Dec. 31, 2018				8,571,386
Stock-based compensation	2,756					2,756
Exercise of stock options	$ 466					$ 466
Exercise of stock options (in shares)	135,950			135,950
Vesting of restricted stock awards	1,344,000					1,344,000
Vesting of restricted stock awards, shares				623,832
Repurchase of common stock	$ (5,824)					$ (4,566)		(1,258)
Repurchase of common stock (in shares)				(680,246)
Accretion of redeemable convertible preferred stock	(132,750)							(132,750)
Net loss	(142,978)							(142,978)
Balance at Dec. 31, 2019	(573,852)			$ 8				(573,860)
Balance (in shares) at Dec. 31, 2019				8,650,922
Temporary Equity,Balance at Mar. 31, 2019			$ 537,064
Temporary Equity, Balance,shares at Mar. 31, 2019			66,825,300
Temporary equity, Accretion of redeemable convertible			$ 25,879
Temporary Equity,Balance at Jun. 30, 2019			$ 562,943
Temporary Equity, Balance, shares at Jun. 30, 2019			66,825,300
Balance at Mar. 31, 2019	(341,295)			$ 8				(341,303)
Balance (in shares) at Mar. 31, 2019				8,580,150
Stock-based compensation	667					667
Repurchase of common stock						(667)		667
Accretion of redeemable convertible preferred stock	(25,879)							(25,879)
Net loss	(33,340)							(33,340)
Balance at Jun. 30, 2019	(399,847)			$ 8				(399,855)
Balance (in shares) at Jun. 30, 2019				8,580,150
Temporary Equity,Balance at Dec. 31, 2019	$ 874,332		$ 874,332
Temporary Equity, Balance,shares at Dec. 31, 2019	83,568,628		83,568,628
Issuance of Series H redeemable convertible preferred stock, net of issuance costs			$ 26,714
Issuance of Series H redeemable convertible preferred stock, net of issuance costs, shares			1,964,766
Temporary Equity,Balance at Mar. 31, 2020			$ 901,046
Temporary Equity, Balance, shares at Mar. 31, 2020			85,533,394
Balance at Dec. 31, 2019	$ (573,852)			$ 8				(573,860)
Balance (in shares) at Dec. 31, 2019				8,650,922
Stock-based compensation	600					600
Exercise of stock options	6					6
Exercise of stock options (in shares)				2,774
Repurchase of common stock	(1,818)					(606)		(1,212)
Repurchase of common stock (in shares)				(200,000)
Net loss	(41,059)							(41,059)
Balance at Mar. 31, 2020	(616,123)			$ 8				(616,131)
Balance (in shares) at Mar. 31, 2020				8,453,696
Temporary Equity,Balance at Dec. 31, 2019	$ 874,332		$ 874,332
Temporary Equity, Balance,shares at Dec. 31, 2019	83,568,628		83,568,628
Temporary Equity, Balance, shares at Jun. 30, 2020	0
Balance at Dec. 31, 2019	$ (573,852)			$ 8				(573,860)
Balance (in shares) at Dec. 31, 2019				8,650,922
Exercise of stock options (in shares)	3,274
Net loss	$ (104,287)
Balance at Jun. 30, 2020	745,435			$ 119		1,424,675		(679,359)
Balance (in shares) at Jun. 30, 2020				119,336,588
Temporary Equity,Balance at Mar. 31, 2020			$ 901,046
Issuance of common stock	2,127	$ 496,510			$ 24	2,127	$ 496,486
Temporary equity, Conversion of redeemable convertible preferred stock to common stock			$ (901,046)
Temporary Equity, Balance,shares at Mar. 31, 2020			85,533,394
Issuance of common stock in IPO, net of offering costs, shares				183,870	24,437,500
Temporary equity, Conversion of redeemable convertible preferred stock to common stock (in shares)			(85,533,394)
Conversion of redeemable convertible preferred stock to common stock	901,046			$ 86		900,960
Conversion of redeemable convertible preferred stock to common stock, shares				85,533,394
Conversion of redeemable convertible preferred stock warrant to common stock warrant	$ 21,873					21,873
Temporary Equity, Balance, shares at Jun. 30, 2020	0
Balance at Mar. 31, 2020	$ (616,123)			$ 8				(616,131)
Balance (in shares) at Mar. 31, 2020				8,453,696
Stock-based compensation	4,100					4,100
Exercise of stock options	7					7
Exercise of stock options (in shares)				500
Exercise of common stock warrants	1			$ 1
Exercise of common stock warrants (in shares)				636,112
Vesting of restricted stock awards				133,334
Common stock shares withheld to satisfy employee tax withholding obligations	(878)					(878)
Common stock shares withheld to satisfy employee tax withholding obligations (in shares)				(41,818)
Net loss	(63,228)							(63,228)
Balance at Jun. 30, 2020	$ 745,435			$ 119		$ 1,424,675		$ (679,359)
Balance (in shares) at Jun. 30, 2020				119,336,588